SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Allowance for doubtful accounts (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Beginning of year	$ 5,946	$ 7,773	$ 7,843
Provision	800	750	2,002
Deductions		(2,577)	(2,072)
End of year	$ 6,105	$ 5,946	$ 7,773